Note 26 - Reserves	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of reserves [text block]
26	Reserves

Foreign currency translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations with functional currencies that differ from the presentation currency.

Share-based payment reserve

The share-based payment reserve comprises the fair value of equity instruments granted to employees, directors and service providers under share option plans (refer to note 12) and equity instruments issued to Blanket’s indigenous shareholders under Blanket Mine’s Indigenisation Transaction (refer note 5).

Contributed surplus

The contributed surplus reserve comprises the reduction in stated capital as approved by shareholders at the special general meeting on January 24, 2013 to be able to commence dividend payments.

Reserves

	2021	2020

Foreign currency translation reserve	(9,325)	(8,794)
Equity-settled share-based payment reserve	14,513	14,513
Contributed surplus	132,591	132,591
Total	137,779	138,310